UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

Report for the Calendar Year or Quarter Ended:   December 31, 2007

Check here if Amendment [   ]    Amendment Number:  _________
           This Amendment: [     ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Talon Capital, LLC
Address:  1001 Farmington Avenue, Suite 200
          West Hartford, CT  06107

Form 13F File Number:  028-11151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      H. Mark Lunenburg
Title:     Member
Phone:     (860) 920-1000

Signature, Place, and Date of Signing:

/s/ H. Mark Lunenburg  West Hartford, CT      February 11, 2008
     [Signature]	 [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          One*

Form 13F Information Table Entry Total:     46

Form 13F Information Table Value Total:     $87,657 (in thousands)

List of Other Included Managers:

13F No.         Name
028-11150       H. Mark Lunenburg

* Mr. Lunenburg is the Investment Manager of a single investment advisory firm, Talon Capital, LLC, which has investment discretion over the investment portfolios reported herein.

                              Title Of               Value  SH/Prn  SH/ PUT/ Investment  Other     Voting Authority
Name Of Issuer                  Class       CUSIP   x$1,000   Amt   Prn CALL Discretion Managers  Sole  Shared  None
AES CORP                       Common     00130H105   1,070  50,000 SH         OTHER                            50,000
AGNICO EAGLE MINES LTD         Common     008474108     546  10,000 SH         OTHER             10,000
ALLEGHENY ENERGY INC           Common     017361106   4,930  77,500 SH         OTHER                            77,500
ALLIANT ENERGY CORP            Common     018802108   2,729  67,075 SH         OTHER                            67,075
AMERICAN ELEC PWR INC          Common     025537101   3,492  75,000 SH         OTHER                            75,000
BARRICK GOLD CORP              Common     067901108     631  15,000 SH         OTHER             15,000
BUCKEYE PARTNERS LP           UNIT LP     118230101   1,235  25,000 SH         OTHER                            25,000
BUNGE LIMITED                  Common     G16962105     291   2,500 SH         OTHER              2,500
CONOCOPHILLIPS                 Common     20825C104     706   8,000 SH         OTHER              8,000
CONSTELLATION ENERGY GRP I     Common     210371100   4,870  47,500 SH         OTHER                            47,500
DPL INC                        Common     233293109   2,695  90,900 SH         OTHER                            90,900
EDISON INTL                    Common     281020107   5,204  97,500 SH         OTHER                            97,500
EL PASO ELEC CO                COM NEW    283677854   3,035 118,700 SH         OTHER                           118,700
ENTERPRISE PRODS PARTS LP      Common     293792107     319  10,000 SH         OTHER                            10,000
EXELON CORP                    Common     30161N101   2,825  34,600 SH         OTHER                            34,600
FLUOR CORP NEW                 Common     343412102     364   2,500 SH         OTHER              2,500
FPL GROUP INC                  Common     302571104   4,609  68,000 SH         OTHER                            68,000
GP STRATEGIES CORP             Common     36225V104     213  20,000 SH         OTHER                            20,000
GREAT PLAINS ENERGY INC        Common     391164100   3,299 112,500 SH         OTHER                           112,500
HAWAIIAN ELEC INDUSTRIES       Common     419870100   1,139  50,000 SH         OTHER                            50,000
KBR INC                        Common     48242W106      97   2,500 SH         OTHER              2,500
KINROSS GOLD CORP            COM NO PAR   496902404     184  10,000 SH         OTHER             10,000
MASSEY ENERGY CORP             Common     576206106      89   2,500 SH         OTHER              2,500
MGE ENERGY INC                 Common     55277P104   1,855  52,311 SH         OTHER                            52,311
MIDDLESEX WATER CO             Common     596680108     142   7,481 SH         OTHER                             7,481
MONSANTO CO NEW                Common     61166W101     558   5,000 SH         OTHER              5,000
MOSAIC CO                      Common     61945A107     472   5,000 SH         OTHER              5,000
NEWMONT MINING CORP            Common     651639106     732  15,000 SH         OTHER             15,000
NORTHEAST UTILS                Common     664397106   3,288 105,000 SH         OTHER                           105,000
NORTHWESTERN CORP              COM NEW    668074305     959  32,500 SH         OTHER                            32,500
NUANCE COMMUNICATIONS INC      Common     67020Y100     747  40,000 SH         OTHER             40,000
OPTIONSXPRESS HLDGS INC        Common     684010101      85   2,500 SH         OTHER              2,500
PEPCO HOLDINGS INC             Common     713291102   4,180 142,500 SH         OTHER                           142,500
PETROLEO BRASILEIRO SA      SPONSORED ADR 71654V408     691   6,000 SH         OTHER              6,000
PG&E CORP                      Common     69331C108   3,969  92,100 SH         OTHER                            92,100
POTASH CORP SASK INC           Common     73755L107     720   5,000 SH         OTHER              5,000
PPL CORP                       Common     69351T106   4,037  77,500 SH         OTHER                            77,500
PUBLIC SVC ENTERPRISE GROUP    Common     744573106   3,930  40,000 SH         OTHER                            40,000
SEMPRA ENERGY                  Common     816851109   3,868  62,500 SH         OTHER                            62,500
SOUTHERN UN CO NEW             Common     844030106     734  25,000 SH         OTHER                            25,000
STREETTRACKS GOLD TR          GOLD SHS    863307104   2,474  30,000 SH         OTHER             30,000
TRANSOCEAN INC NEW               SHS      G90073100   1,074   7,500 SH         OTHER              7,500
UIL HLDG CORP                  Common     902748102   2,365  64,000 SH         OTHER                            64,000
WILLBROS GROUP INC             Common     969199108     766  20,000 SH         OTHER                            20,000
WISCONSIN ENERGY CORP          Common     976657106   2,679  55,000 SH         OTHER                            55,000
XCEL ENERGY INC                Common     98389B100   2,760 122,300 SH         OTHER                           122,300
                                                     87,657
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